Defined Contribution Plan	12 Months Ended
Jan. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan

Note 13. Defined Contribution Plan

The Company has a 401(k) plan for its employees in the United States who meet the plan requirements. The Company, at its discretion, may make matching contributions. Employees are immediately vested in their contributions. The Company also has a Registered Retirement Savings Plan covering all eligible employees in Canada. Employer contributions for the fiscal years ended January 31, 2018, 2019 and 2020 were $0, $0.1 million and $0.9 million, respectively.